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                  NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS
                      SUPPLEMENT TO MULTI-CLASS AND CLASS R
                       PROSPECTUSES DATED JANUARY 23, 2006

                                 MARCH 10, 2006


THE PORTFOLIO MANAGEMENT SECTION IS AMENDED AS FOLLOWS:

Horacio A. Valeiras, CFA assumes responsibility for the day-to-day management of the following Funds:

o   U.S. SYSTEMATIC LARGE CAP GROWTH FUND (SINCE 3/06)
o   U.S. SYSTEMATIC MID CAP GROWTH FUND (SINCE 3/06)
o   INTERNATIONAL SYSTEMATIC FUND (SINCE 3/06)

The following individuals are added to the Portfolio Management Section:




JAMES LI, PH.D., CFA
PORTFOLIO MANAGER, SYSTEMATIC
Joined firm in 2000 ; 5 years prior investment experience with Accessor Capital
     Management and Frank Russell Company
Ph.D.--University of Washington
M.B.A.--Texas A&M University
B.S.--Fudan University, Shanghai
o   U.S. SYSTEMATIC LARGE CAP GROWTH FUND (SINCE 3/06)

JANE EDMONDSON
PORTFOLIO MANAGER, SYSTEMATIC
Joined firm in 1996; 5 years prior investment experience with Merrill, Lynch,
    Pierce, Fenner & Smith
M.B.A.--San Diego State University
B.A.--University of California, Irvine
o   U.S. SYSTEMATIC LARGE CAP GROWTH FUND (SINCE 3/06)

MARK P. ROEMER
PORTFOLIO MANAGER, SYSTEMATIC
Joined firm in 2001; 5 years prior investment experience with Barclays Global
     Investors (1997-2001) and Kleinwort Benson Investment Management of London M.S.--London Business School
M.S.--Stanford University
B.S.--Virginia Polytechnic Institute & State University
o   U.S. SYSTEMATIC MID CAP GROWTH FUND (SINCE 3/06)

STEVEN TAEL, PH.D.
PORTFOLIO MANAGER, SYSTEMATIC
Joined firm in 2005; 10 years prior investment experience with Mellon Capital
     Management (1997-2005), Bank of America, and AffiniCorp USA
Ph.D.--State University of New York in Stony Brook
B.S. and M.S.--University of California, Santa Barbara
o   INTERNATIONAL SYSTEMATIC FUND (SINCE 3/06)



Reference to Stacey R. Nutt, Ph.D., David J. Pavan, CFA, David Vaughn, CFA, and Todd N. Wolter, CFA is deleted.

THE INVESTMENTS TEAM SECTION IS AMENDED AS FOLLOWS:

Reference to Chenyang Frank Feng, Ph.D. and Aerus Tran is deleted.